Stock-Based Compensation (Components Of Stock Options) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, 2011, Options	8,500,000.0
Exercised, Options	(2,100,000.0)	[1]
Outstanding at December 31, 2012, Options	6,400,000.0
Vested or expected to vest at December 31, 2012, Total Options	6,400,000
Exercisable (vested) at December 31, 2012, Total Options	5,500,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Outstanding at December 31, 2011, Weighted Average Exercise Price per Share	$ 21.72
Exercised, Weighted Average Exercise Price per Share	$ 22.04	[1]
Outstanding at December 31, 2012, Weighted Average Exercise Price per Share	$ 21.61
Vested or expected to vest at December 31, 2012, Weighted Average Exercise Price per Share	$ 21.61
Exercisable (vested) at December 31, 2012, Weighted Average Exercise Price per Share	$ 21.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Outstanding at December 31, 2012, Weighted Average Remaining Contractual Life in Years	4 years 6 months
Vested or expected to vest at December 31, 2012, Weighted Average Remaining Contractual Life in Years	4 years 6 months
Exercisable (vested) at December 31, 2012, Weighted Average Remaining Contractual Life in Years	4 years
Outstanding at December 31, 2012, Aggregate Intrinsic Value	$ 59.7
Vested or expected to vest at December 31, 2012, Aggregate Intrinsic Value	59.6
Exercisable (vested) at December 31, 2012, Aggregate Intrinsic Value	$ 53.0
Employee Stock Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, 2011, Options	6,500,000.0
Exercised, Options	(1,400,000.0)	[1]
Outstanding at December 31, 2012, Options	5,100,000.0
Deferred Compensation Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, 2011, Options	1,900,000.0
Exercised, Options	(700,000.0)	[1]
Outstanding at December 31, 2012, Options	1,200,000.0
Other - Primarily Outside Directors' Options
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Outstanding at December 31, 2011, Options	100,000.0
Exercised, Options	0	[1]
Outstanding at December 31, 2012, Options	100,000.0

[1]	Prior to 2005, we granted options with a below market exercise price under the terms of our Deferred Compensation Program. During 2013, .1 options were exercised at a below market exercise price, and .1 of these options remain outstanding at December 31, 2013. In 2005, we amended the Program to provide only “at market” stock options.